Inventories	12 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 6 - Inventories

	2016	2015

Finished goods	$1,960,063	$6,213,300
Raw materials	3,920,818	3,538,296

	$5,880,881	$9,751,596

The cost of inventories recognized as an expense and included in cost of sales amounts to $44,722,232, $151,232,213 and $116,976,856 for the year ended June 30, 2016, 2015 and 2014, respectively.